Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2024 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below is disclosure relating to the compensation of our Named Executive Officers (“NEOs”) for the last four fiscal years calculated in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (“Item 402(v)”). Item 402(v) requires disclosure of  ”compensation actually paid” (referred to herein as “Compensation Actually Paid” or the “CAP Amounts”) for the Principal Executive Officer (“PEO”) and the Non-PEO NEOs.
The Compensation Committee and the Stock Plan Subcommittee do not use the CAP Amounts when making compensation decisions. For a discussion of how our Company seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis – Elements of Compensation.”
The following tables and related disclosures provide information concerning our PEO and Non-PEO NEOs with regard to (i) the Summary Compensation Table (“SCT”) Total and (ii) the CAP Amounts.
Fiscal Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Earnings (millions)	Adjusted Diluted EPS(4) (non-GAAP) (% Change in)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$17,851,573	$(28,673,021)	$7,009,833	$1,444,404	$59.08	$151.60	$409	(25)%
2023	21,811,244	(29,053,372)	7,648,501	828,470	106.96	140.17	1,010	(52)%
2022	25,480,056	(14,802,124)	11,203,938	8,968,835	137.13	131.49	2,408	12%
2021	65,996,984	198,805,234	9,918,104	26,666,930	169.92	123.29	2,875	57%

(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
2021	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey

(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2024
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$17,851,573	$7,009,833
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(11,250,022)	(3,986,697)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	5,021,820	1,775,783
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(37,191,073)	(2,272,296)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(3,665,953)	(1,060,444)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,208,513	109,299
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,136,764)	(248,775)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	488,885	117,700
Compensation Actually Paid (as calculated)	$(28,673,021)	$1,444,404

Certain amounts may not sum due to rounding
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2024 was $106.40 (the closing stock price on June 28, 2024, the last trading day of fiscal 2024).
(3)
The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.

(4)
Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.

Company Selected Measure Name	AdjustedDilutedEPS
Named Executive Officers, Footnote
(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2024	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Stéphane de La Faverie
2023	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Peter Jueptner
2022	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey
2021	Fabrizio Freda	William P. Lauder, Tracey T. Travis, Jane Hertzmark Hudis, Cedric Prouvé, John Demsey

Peer Group Issuers, Footnote	(3) The peer group used in this disclosure is the S&P 500 Consumer Staples Index, which is the same peer group used in Part II, Item 5 of our Form 10-K for each of the fiscal years shown.
PEO Total Compensation Amount	$ 17,851,573	$ 21,811,244	$ 25,480,056	$ 65,996,984
PEO Actually Paid Compensation Amount	$ (28,673,021)	(29,053,372)	(14,802,124)	198,805,234
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2024
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$17,851,573	$7,009,833
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(11,250,022)	(3,986,697)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	5,021,820	1,775,783
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(37,191,073)	(2,272,296)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(3,665,953)	(1,060,444)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,208,513	109,299
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,136,764)	(248,775)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	488,885	117,700
Compensation Actually Paid (as calculated)	$(28,673,021)	$1,444,404

Certain amounts may not sum due to rounding
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2024 was $106.40 (the closing stock price on June 28, 2024, the last trading day of fiscal 2024).

Non-PEO NEO Average Total Compensation Amount	$ 7,009,833	7,648,501	11,203,938	9,918,104
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,444,404	828,470	8,968,835	26,666,930
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is required by Item 402(v), to calculate the CAP Amounts shown in the table above.

Fiscal Year	2024
Adjustments ($)	PEO	Average for Non-PEO NEOs
Summary Compensation Table	$17,851,573	$7,009,833
Less: Stock and Option Awards Values Reported in SCT for the Covered Year	(11,250,022)	(3,986,697)
Plus: Fiscal Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	5,021,820	1,775,783
Increase (Decrease) in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(37,191,073)	(2,272,296)
Increase (Decrease) in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0	0
Increase (Decrease) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(3,665,953)	(1,060,444)
Plus: Fair Value of Dividends or other Earnings Paid on Stock Awards not otherwise reflected in Fair Value or Total Compensation	1,208,513	109,299
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(1,136,764)	(248,775)
Plus: Aggregate Service Cost and Prior Service Costs for Pension Plans	488,885	117,700
Compensation Actually Paid (as calculated)	$(28,673,021)	$1,444,404

Certain amounts may not sum due to rounding
The equity valuation methodology was kept consistent with those used at the time of grant, with assumptions updated to reflect information available at the time of each valuation, including payout estimates. Instead of using the target payout amounts for PSUs, we used the total expected payout based on estimates of performance in future years. The price of our Class A Common Stock used for fiscal 2024 was $106.40 (the closing stock price on June 28, 2024, the last trading day of fiscal 2024).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link compensation actually paid to our NEOs for the most recently completed fiscal year.
Adjusted Performance Measures*
Diluted EPS (Company-Selected Measure)
Net Sales
Return on Invested Capital
Operating Income Margin Percent

Total Shareholder Return Amount	$ 59.08	106.96	137.13	169.92
Peer Group Total Shareholder Return Amount	151.6	140.17	131.49	123.29
Net Income (Loss)	$ 409,000,000	$ 1,010,000,000	$ 2,408,000,000	$ 2,875,000,000
Company Selected Measure Amount	(25)	(52)	12	57
PEO Name	Fabrizio Freda
Share Price | $ / shares					$ 106.4
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description	(4) Please refer to Appendix A of this Proxy Statement for reconciliation of, and other information about, this non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income Margin Percent
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,250,022)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,021,820
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,191,073)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,665,953)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,208,513
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,136,764)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,885
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,986,697)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,775,783
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,272,296)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,060,444)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,299
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,775)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 117,700